Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)
Sales:
Trade			$ 1,490,655,379	$ 948,946,360	$ 1,392,862,505
Services income		$ 241,613	4,973,241	4,715,484	9,108,680
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net		(58,814)	(1,210,595)	(36,353,700)	(31,283,154)
Cost of sales		51,820,667	1,066,650,702	832,614,690	1,122,933,424
Gross income (loss)		20,782,050	427,767,323	84,693,454	247,754,607
Distribution, transportation and sales expenses		730,612	15,038,550	12,436,242	21,885,911
Administrative expenses		7,308,393	150,432,311	145,894,444	130,768,822
Other revenue		855,076	17,600,466	11,768,846	14,940,447
Other expenses			(50,969,096)	(1,194,714)	(7,211,691)
Operating income (loss)		11,121,910	228,927,832	(63,063,100)	102,828,630
Financing income	[1]	1,404,367	28,906,784	16,742,048	29,235,603
Financing cost	[2]	(7,995,319)	(164,571,647)	(161,765,242)	(132,861,340)
Derivative financial instruments (cost) income, net		(1,225,459)	(25,224,243)	17,096,141	(23,263,923)
Foreign exchange (loss), net		(2,219,013)	(45,675,050)	(128,949,304)	86,930,388
(Loss) profit sharing in joint ventures and associates		(150,028)	(3,088,107)	(3,540,533)	(1,157,893)
Taxes, duties and other			307,348,122	185,572,075	343,823,489
Net (loss) income		(14,320,979)	(294,775,877)	(509,052,065)	(282,112,024)
(Impairment) in joint ventures		(325,665)	(6,703,324)	0	0
Total current assets		22,269,976		329,859,739		$ 458,394,044
Total non-current assets		77,426,294		1,598,628,189		1,593,704,127
Total current liabilities		44,824,657		772,410,071		922,648,330
Total non-current liabilities		160,295,898		3,560,804,887		3,299,450,624
Equity (deficit), net		(105,424,285)		(2,404,727,030)	(1,931,409,302)	(2,170,000,783)
Depreciation and amortization		6,482,443	133,431,365	129,631,820	137,187,010
Depreciation of rights of use		$ 311,311	6,407,871	7,229,231	7,429,275
Net periodic cost of employee benefits excluding items recognized in other comprehensive income			140,215,404	128,808,540	116,176,949
Interest income			14,716,403	13,440,224	24,483,706
Interest expense			151,713,068	143,117,956	125,757,367
Intersegment eliminations [member]
Sales:
Intersegment			(1,245,981,568)	(800,134,904)	(1,134,949,174)
Cost of sales			(1,164,716,250)	(719,410,712)	(1,071,408,581)
Gross income (loss)			(81,265,318)	(80,724,192)	(63,540,593)
Distribution, transportation and sales expenses			(3,820,964)	(4,234,470)	(4,049,727)
Administrative expenses			(77,413,591)	(76,471,944)	(59,542,948)
Other expenses			(19,491)	34,529	(75,835)
Operating income (loss)			(50,254)	16,751	(23,753)
Financing income			(221,697,179)	(227,877,399)	(218,300,991)
Financing cost			221,747,431	227,860,644	218,322,886
Derivative financial instruments (cost) income, net					(4)
(Loss) profit sharing in joint ventures and associates			256,787,169	441,176,561	295,609,103
Net (loss) income			256,787,167	441,176,557	295,607,241
Total current assets				(2,003,285,308)		(3,175,323,293)
Total non-current assets				(575,873,262)		(527,069,750)
Total current liabilities				(2,000,813,940)		(3,174,879,770)
Total non-current liabilities				(1,827,858,155)		(1,717,494,184)
Equity (deficit), net				1,249,513,525		1,189,980,911
Exploration and production [member]
Sales:
Trade			468,417,239	301,393,451	409,059,838
Intersegment			460,572,660	242,454,754	333,735,644
Services income			177,607	133,315	473,324
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net			34,562,831	35,031,541	(104,035,887)
Cost of sales			461,811,648	391,513,815	472,489,346
Gross income (loss)			501,918,689	187,499,246	166,743,573
Distribution, transportation and sales expenses			308,466	251,625	262,642
Administrative expenses			68,609,035	72,457,241	59,171,975
Other revenue			8,374,912	2,162,510	6,796,590
Other expenses			(48,624,108)	(896,526)	(6,134,114)
Operating income (loss)			392,751,992	116,056,364	107,971,432
Financing income			74,733,941	77,700,999	87,737,456
Financing cost			(143,814,194)	(164,419,519)	(134,241,910)
Derivative financial instruments (cost) income, net			(21,076,343)	24,939,748	(7,014,529)
Foreign exchange (loss), net			(33,902,009)	(116,528,387)	78,315,007
(Loss) profit sharing in joint ventures and associates			(452,617)	(61,956)	28,770
Taxes, duties and other			308,139,256	154,609,136	373,640,107
Net (loss) income			(39,898,486)	(216,921,887)	(240,843,881)
Total current assets				937,017,021		875,933,631
Total non-current assets				884,741,960		837,915,816
Total current liabilities				464,163,895		495,444,322
Total non-current liabilities				2,363,252,154		2,203,155,765
Equity (deficit), net				(1,005,657,068)		(984,750,640)
Depreciation and amortization			108,323,352	101,126,295	103,328,661
Depreciation of rights of use			386,412	313,008	352,286
Net periodic cost of employee benefits excluding items recognized in other comprehensive income			38,215,687	35,356,366	34,534,805
Interest income			175,149	61,001	127,315
Interest expense			2,643,655	3,343,074	2,983,810
Industrial transformation [member]
Sales:
Trade			704,624,236	479,244,968	798,801,415
Intersegment			186,494,071	97,728,702	128,448,623
Services income			510,999	191,667	2,089,624
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net			(32,153,192)	(71,854,015)	39,945,167
Cost of sales			984,150,631	658,688,191	973,903,012
Gross income (loss)			(124,674,517)	(153,376,869)	(4,618,183)
Distribution, transportation and sales expenses			16,967,684	14,823,740	24,296,199
Administrative expenses			55,094,836	52,116,760	51,268,171
Other revenue			4,547,927	4,106,298	3,132,801
Other expenses			(1,518,540)	(124,722)	(559,073)
Operating income (loss)			(193,707,650)	(216,335,793)	(77,608,825)
Financing income			294,144	469,222	2,003,212
Financing cost			(18,879,599)	(12,166,577)	(7,117,349)
Derivative financial instruments (cost) income, net			(20,346)	22,862	(9,231)
Foreign exchange (loss), net			(5,627,711)	(9,060,800)	3,722,707
(Loss) profit sharing in joint ventures and associates			(1,900,487)	(1,016,062)	(2,209,140)
Taxes, duties and other					(1,446,202)
Net (loss) income			(219,841,649)	(238,087,148)	(79,772,424)
Total current assets				155,514,025		252,372,772
Total non-current assets				331,853,787		418,907,482
Total current liabilities				405,696,477		776,564,748
Total non-current liabilities				714,743,134		657,020,316
Equity (deficit), net				(633,071,799)		(762,304,810)
Depreciation and amortization			16,271,506	19,744,860	24,936,844
Depreciation of rights of use			4,235,223	4,715,238	4,893,942
Net periodic cost of employee benefits excluding items recognized in other comprehensive income			54,997,753	51,845,677	54,341,468
Interest income			245,596	469,019	450,359
Interest expense			4,924,651	5,340,096	5,268,452
Logistics [member]
Sales:
Intersegment			84,952,786	80,575,471	88,604,529
Services income			2,949,047	4,099,000	4,663,770
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net			(3,161,108)	426,560	34,119,240
Cost of sales			56,139,574	43,614,768	51,298,858
Gross income (loss)			28,601,151	41,486,263	76,088,681
Distribution, transportation and sales expenses			121,109	107,691	22,467
Administrative expenses			18,926,235	15,762,946	8,504,381
Other revenue			238,613	513,076	202,800
Other expenses			(363,276)	(7,445)	(311,878)
Operating income (loss)			9,429,144	26,121,257	67,452,755
Financing income			6,285,126	3,340,622	697,130
Financing cost			(308,502)	(450,802)	(434,392)
Foreign exchange (loss), net			99	(442,139)	214,157
(Loss) profit sharing in joint ventures and associates			(118)	3,813	(17,682)
Taxes, duties and other			(68,168)	4,842,171	(19,902,667)
Net (loss) income			15,473,917	23,730,580	87,814,635
Total current assets				166,202,857		219,321,008
Total non-current assets				167,498,268		154,076,115
Total current liabilities				39,568,364		62,569,320
Total non-current liabilities				90,624,955		77,857,852
Equity (deficit), net				203,507,806		232,969,951
Depreciation and amortization			5,867,292	5,917,668	6,521,380
Depreciation of rights of use			268,824	460,957	228,929
Net periodic cost of employee benefits excluding items recognized in other comprehensive income			11,661,937	8,927,651	243,330
Interest income			46,414	38,972	146,123
Interest expense			267,546	364,871	232,337
Trading Companies [member]
Sales:
Trade			304,536,717	159,786,736	175,509,189
Intersegment			400,866,433	280,924,383	484,139,042
Services income			1,314,183	229,140	67,982
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net			(459,126)	42,214	(1,311,674)
Cost of sales			690,088,452	430,672,407	646,671,417
Gross income (loss)			16,169,755	10,310,066	11,733,122
Distribution, transportation and sales expenses			1,349,800	1,277,980	1,323,007
Administrative expenses			2,102,321	2,106,780	2,575,536
Other revenue			649,315	874,412	444,289
Other expenses			(42,633)	(86,960)
Operating income (loss)			13,324,316	7,712,758	8,278,868
Financing income			389,888	307,229	801,046
Financing cost			(2,050,801)	(812,552)	(971,573)
Derivative financial instruments (cost) income, net			(1,624,762)	(1,794,243)	(1,471,566)
Foreign exchange (loss), net			(21,490)	(750,041)	(212,619)
(Loss) profit sharing in joint ventures and associates			(423,658)	(1,931,323)	1,195,058
Taxes, duties and other			2,061,302	3,413,999	2,433,349
Net (loss) income			828,867	(682,171)	5,185,865
(Impairment) in joint ventures			(6,703,324)
Total current assets				168,261,357		244,042,561
Total non-current assets				40,084,813		40,872,714
Total current liabilities				129,161,357		189,834,560
Total non-current liabilities				1,121,488		792,646
Equity (deficit), net				78,063,325		94,288,069
Depreciation and amortization			266,764	317,241	93,193
Depreciation of rights of use			884,797	992,148	1,288,306
Net periodic cost of employee benefits excluding items recognized in other comprehensive income			48,093	(1,156)	37,512
Interest income			105,464	80,245	212,023
Interest expense			1,839,455	195,249	172,120
Corporate and other operating subsidiary companies [member]
Sales:
Trade			13,077,187	8,521,205	9,492,063
Intersegment			113,095,618	98,451,594	100,021,336
Services income			21,405	62,362	1,813,980
Cost of sales			39,176,647	27,536,221	49,979,372
Gross income (loss)			87,017,563	79,498,940	61,348,007
Distribution, transportation and sales expenses			112,455	209,676	31,323
Administrative expenses			83,113,475	79,922,661	68,791,707
Other revenue			3,789,699	4,112,550	4,363,967
Other expenses			(401,048)	(113,590)	(130,791)
Operating income (loss)			7,180,284	3,365,563	(3,241,847)
Financing income			168,900,864	162,801,375	156,297,750
Financing cost			(221,265,982)	(211,776,436)	(208,419,002)
Derivative financial instruments (cost) income, net			(2,502,792)	(6,072,226)	(14,768,593)
Foreign exchange (loss), net			(6,123,939)	(2,167,937)	4,891,136
(Loss) profit sharing in joint ventures and associates			(257,098,396)	(441,711,566)	(295,764,002)
Taxes, duties and other			(2,784,268)	22,706,769	(10,901,098)
Net (loss) income			(308,125,693)	(518,267,996)	(350,103,460)
Total current assets				906,149,787		2,042,047,365
Total non-current assets				750,322,623		669,001,750
Total current liabilities				1,734,633,918		2,573,115,150
Total non-current liabilities				2,218,921,311		2,078,118,229
Equity (deficit), net				(2,297,082,819)		$ (1,940,184,264)
Depreciation and amortization			2,702,451	2,525,756	2,306,932
Depreciation of rights of use			632,615	747,880	665,812
Net periodic cost of employee benefits excluding items recognized in other comprehensive income			35,291,934	32,680,002	27,019,834
Interest income			14,143,780	12,790,987	23,547,886
Interest expense			$ 142,037,761	$ 133,874,666	$ 117,100,648

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2021, 2020 and 2019.
[2]	Mainly interest on debt.